N-4	Jul. 10, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Jul. 10, 2025
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective July 28, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Neuberger Berman Sustainable Equity Fund: Trust Class	Neuberger Berman Quality Equity Fund: Trust Class

Soloist | NeubergerBermanQualityEquityFundTrustClassMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Fund: Trust Class